Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue	$ 1,021,698	$ 2,197,833
Operating costs and expenses:
Lease operating expenses	1,059,269	1,313,196
Depreciation, depletion and amortization	287,760	449,074
General and administrative expenses	3,512,887	937,313
Total operating costs and expenses	4,859,916	2,699,583
Loss from operations	(3,838,218)	(501,750)
Other income (expense):
Exchange gain	99,441	67,036
Other income (expense), net	175,639	(21,469)
Total other income	275,080	45,567
Loss before income tax	(3,563,138)	(456,183)
Income tax provision
Net loss	(3,563,138)	(456,183)
Comprehensive loss:
Net loss	(3,563,138)	(456,183)
Total comprehensive loss	$ (3,563,138)	$ (456,183)
Loss per ordinary share attributable to the Company
Basic and diluted	$ (0.48)	$ (0.08)
Weighted average ordinary shares outstanding
Basic and diluted	7,382,246	6,000,000